June 30, 1999

Semi-annual

Report

Calvert Municipal Fund, Inc.

Table of Contents

President's Letter
1

Portfolio
Manager Remarks
2

Statement of
Net Assets
6

Statements of Operations
16

Statements of Changes in
Net Assets
18

Notes to
Financial Statements
22

Financial Highlights
26

Shareholder Meeting Update
30

Year 2000 Update
32

Dear Shareholders:

Here is your semi-annual report for the six-month period ending June 30, 1999. For the most current information regarding the per formance of your fund, please visit our recently redesigned Website at www.calvertgroup.com.

In reviewing our recently redesigned Web site, you will see that we now offer more interactive information tools to help you make the most informed investment decisions.
At www.calvertgroup.com you will find fund performance, profiles and literature, as well as a rich array of information on socially responsible and tax free investing.
Our site also includes company profiles, issues briefs and our award winning "Know
What You Own(r)" service.

Of special note, we have taken online
disclosure a step further this month by
publishing the entire portfolio holdings for each of our equity funds. Calvert Group is the first mutual fund family to provide a complete listing of holdings on a monthly basis.

Of course, knowing how a fund has performed is as important as knowing the companies that are in a Portfolio. I'm pleased to report that a significant number of our funds have received a three-star or better
Morningstar rating for their performance over the past three years. For performance over the same time frame, two funds --
Calvert Income Fund and Calvert Tax-Free
Reserves Limited Term Portfolio -- received
Morningstar's superlative five-star rating.1
More detail about your fund's performance is included in this report.

As always, we encourage investors to make decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives without exposing you to undue levels of risk.

We appreciate your investment in Calvert
Group funds and look forward to providing competitive returns in the future.

Sincerely,




Barbara J. Krumsiek
President and CEO
July 20, 1999

1 A Morningstar five-star ranking indicates that the fund is in the top 10% of all investment companies in a category, a four star ranking indicates that the fund is in the next 22.5%, and a three-star ranking is in the middle 35%.

Emmett Long is a member of the CAMCO
portfolio management team.

National Municipal seeks to earn the highest level of interest income exempt from federal income taxes, and each state specific fund seeks to earn the highest level of interest income exempt from federal and specific state income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.

Fund
Information

asset allocation
intermediate
tax-exempt bonds

NASDAQ symbol
National            CINMX
California          CCIMX
Maryland            CMDMX
Virginia            CVAAX

CUSIP number
National      131616-20-3
California    131616-10-4
Maryland      131616-30-2
Virginia      131616-60-9

Calvert Municipal
Intermediate Funds

How would you characterize the investment climate over the past six months?
As 1998 closed, we anticipated that the
economy would slow to the point where the Fed would have to cut rates rather than raise them. Surprisingly, the economy continued on its torrid pace of growth. When it became clear that consumer appetite for goods and services was continuing to surge, we shortened our portfolio to better reflect our interest rate outlook for the near term.
Late in the second quarter of 1999, the
Federal Reserve adopted a tightening bias, although the market had already priced in a 50 basis point tightening and the long bond was trading near six percent for the first time in almost a year. By the time the Federal Reserve met on June 30, and increased the Fed funds rate by one quarter of one percent (25 basis points), the market was prepared.

National Intermediate
How did the Fund perform?
For the six-month period ending June 30, 1999 the Fund had a return of -2.10% vs. the Lipper Intermediate Municipal Debt Funds
Average of -1.28%, due in large part to our longer than average duration in the first quarter. Rising interest rates also challenged overall fund performance.

What was your strategy for the period?
Going into 1999, we maintained a strategy of purchasing good quality issues with good structure -- a strategy that has served us in the past and should benefit us in the future. In the first quarter we maintained a duration that was longer than our benchmark with the anticipation that we would test new lows as the economy continued to slow. By the middle of the first quarter it was becoming clear that the economy was not slowing, and in the second quarter we shortened the Fund to better reflect the direction of interest rates. Some sectors such as high-grade general obligations, housing, and Puerto Rico issues performed well as the rates rose. We benefited by our exposure to almost all of the best performing sectors.

California Intermediate
How did the Fund perform?
For the period, the Fund had a return of -
1.69% vs. the Lipper California Intermediate
Municipal Debt Funds Average -1.11%, due in large part to our longer than average duration in the first quarter. Rising interest rates also challenged overall performance.

What was your strategy for this period?
Throughout 1998 and into 1999, California traded in a market of it own -- with municipal bond prices going higher rel-ative to other municipal securities. We maintained our strategy to purchase high quality issues that have good structure. In the first quarter we maintained a slightly long duration to our peers with the anticipation that we would test new lows as the economy continued to slow. While
California issues outperformed the market, they were not impervious to rising interest rates. By the middle of the first quarter it was becoming clear that the economy was not slowing, and in the second quarter we shortened the Fund to better reflect the direction of interest rates.

Maryland Intermediate
How did the Fund perform?
For the period, the Fund had a return of -
1.89% vs. the Lipper Other States
Intermediate Municipal Average of -1.40%.
Rising interest rates also challenged
overall Fund performance.

What was your strategy for this period?
Going into 1999, we maintained a strategy of purchasing good quality issues with good structure. The limited money flow into the Fund during the first half of the year limited the need to make significant structural changes to the Fund. In the first quarter we maintained a duration that was in-line to slightly shorter than that of our peers. Although we anticipated that we would test new lows as the economy continued to slow, most of the issues that we reviewed for purchase didn't meet our structural parameters. By the middle of the first quarter it was becoming clear that the economy was not slowing. In the second quarter, the Maryland Fund improved relative to other Calvert Municipal funds, but our investments in the long-intermediate part of the curve led to a slight underperfomance relative to the Index.

Virginia Intermediate
How did the Fund perform?
For the period, the Fund had a return of -
2.19% vs. the Lipper Virginia Intermediate
Municipal Debt Funds Average of -1.39%
Rising interest rates also challenged
overall performance.

What was your strategy for this period?
In the first quarter we maintained a
duration that was in-line to slightly longer than our peer group with the anticipation that we would test new lows as the economy continued to slow. This strategy had benefited us in the past and we felt it would benefit us going into 1999. We continued to purchase good quality issues that had good structure. By the middle of the first quarter it was becoming clear that the economy was not slowing. In the second quarter we shortened the portfolio by purchasing shorter duration issues as new money came into the Fund. We felt that the intermediate part of the yield curve

Portfolio
statistics

weighted
average maturity
National
6.30.99          10 years
12.31.98         10 years

California
6.30.99          10 years
12.31.98          9 years

Maryland
6.30.99           9 years
12.31.98          9 years

Virginia
6.30.99           8 years
12.31.98         10 years

effective duration
National
6.30.99        6.23 years
12.31.98       6.58 years

California
6.30.99        5.85 years
12.31.98       6.11 years

Maryland
6.30.99        5.78 years
12.31.98       5.98 years

Virginia
6.30.99        5.46 years
12.31.98  6.25 years

Portfolio
statistics

monthly
dividend yield
National
6.30.99             3.83%
12.31.98            4.85%

California
6.30.99             3.73%
12.31.98            3.94%

Maryland
6.30.99             3.96%
12.31.98            4.68%

Virginia
6.30.99             3.61%
12.31.98            3.56%

30 day SEC yield
National
6.30.99             4.08%
12.31.98            3.67%

California
6.30.99             4.04%
12.31.98            3.56%

Maryland
6.30.99             3.91%
12.31.98            3.46%

Virginia
6.30.99             3.62%
12.31.98  3.39%

was becoming cheap as it declined more on a relative basis than the long end. Some sectors such as high-grade general obligations, housing, and Puerto Rico issues performed well as the rates rose. We benefited by our exposure to almost all of the best performing sectors.

What is your outlook?
As stated earlier, the Federal Reserve
raised rates at the end of June as a
precaution against inflation. Having
anticipated that move we shortened our
portfolio maturity. The question that we are now evaluating is whether subsequent rate hikes will follow. In any event, we shall remain nimble, proactive, and alert to the possibility of rapid shifts in interest rates.
July 20, 1999

Please remember, this discussion reflects the views and opinions of Calvert Asset
Management Company at June 30, 1999, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Comparative Investment Performance

          National  Lipper    California
          Municipal Intermediate   Municipal
          Intermediate        Muni. Debt
Intermediate
          Fund      Funds Avg.     Fund
6 month   -2.10%    -1.28%    -1.69%
1 year    1.44%     1.93%     1.92%
5 year*   5.63%     5.55%     5.10%
10 year*  N/A       N/A       N/A

          Lipper    Lehman
          CA Intermediate     Muni. 10
          Muni. Debt          Year Bond
          Funds Avg.          Index TR
6 month   -1.11%    -1.73%
1 year    2.37%     2.29%
5 year*   5.73%     6.83%
10 year*  N/A       N/A


          Maryland  Lipper Other
          Municipal States Interm.
          Intermediate        Muni. Debt
          Fund      Funds Avg.
6 month   -1.89%    -1.40%
1 year    1.54%     1.68%
5 year*   5.59%     5.15%
10 year*  N/A       N/A

          Virginia  Lipper    Lehman
          Municipal VA Intermediate
Muni. 10
          Intermediate        Muni. Debt
Year Bond
          Fund      Funds Avg.     Index TR
6 month   -2.19%    -1.39%    -1.73%
1 year    1.45%     1.78%     2.29%
5 year*   5.26%     5.15%     6.83%
10 year*  N/A       N/A       N/A

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return. Source: Lipper
Analytical Services, Inc.
*Average annual return

credit quality
distribution

as of 6.30.99

PIE CHARTS HERE (4)

National
AAA        43%
AA         27%
A          9%
BBB        3%
cash equivalents      18%

California
AAA        55%
AA         7%
A          23%
cash equivalents      15%

Maryland
AAA        54%
AA         32%
BBB        8%
cash equivalents       6%

Virginia
AAA        40%
AA         41%
A          4%
cash equivalents      15%

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of
dividends and reflect the deduction of
Portfolio's maximum front-end sales charge of 2.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services,
Inc.

National
LINE GRAPH HERE
Calvert National Municipal Intermediate Fund
$13,988
Lehman Municipal 10 Year Bond Index TR$15,
370
Lipper Intermediate Municipal Debt Funds
Average                            $14,191

California
LINE GRAPH HERE
Calvert California Municipal Intermediate
Fund                               $14,003
Lehman Municipal 10 Year Bond Index TR$16,
092
Lipper CA Intermediate Municipal Debt Funds
Average                            $14,548

Maryland
LINE GRAPH HERE
Calvert Maryland Municipal Intermediate Fund
$12,595
Lehman Municipal 10 Year Bond Index TR$13,
563
Lipper Other States Intermediate Municipal
Debt Funds Average                 $12,412

Virginia
LINE GRAPH HERE
Calvert Virginia Municipal Intermediate Fund
$12,589
Lehman Municipal 10 Year Bond Index TR$13,
563
Lipper Virginia Intermediate Municipal Debt
Funds Average                      $12,324


National
average annual
total return

as of 6.30.99
1 year -1.32%
5 year 5.05%
inception           5.09%
(9.30.92)

California
average annual
total return

as of 6.30.99
1 year -0.90%
5 year 4.51%
inception           4.86%
(5.29.92)

Maryland
average annual
total return

as of 6.30.99
1 year -1.34%
5 year 4.98%
inception           4.09%
(9.30.93)

Virginia
average annual
total return

as of 6.30.99
1 year -1.41%
5 year 4.66%
inception           4.08%
(9.30.93)

NATIONAL PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1999

                         Principal
Municipal Obligations - 98.5%       Amount
Value
California - 9.2%
Orange County Local Transportation Authority
Sales Tax Revenue
  Bonds, 6.00%, 2/15/09  $2,000,000 $2,181
,520
Regents of the University of California, Los
Angeles Lease Revenue
  Bonds, 6.00%, 5/15/02  440,590   455,178
San Mateo County Transit District Sales Tax
Revenue Bonds,
  5.25%, 6/1/15, MBIA Insured   1,000,000
1,010,730
Santa Clara Financing Authority Lease
Revenue Bonds,
  6.00%, 11/15/12, AMBAC Insured
2,000,000       2,193,220

Colorado - 1.4%
Boulder County MFH Revenue Bonds VRDN,
4.00%, 11/25/31,
  LOC: Chase Manhattan   100,000   100,000
Central River MFH Revenue Bonds VRDN, 3.90%,
12/25/30,
  LOC: Texas Commerce    800,000   800,000

Florida - 8.5%
Dade County Education Facilities Authority
Revenue Bonds,
  6.00%, 4/1/08, MBIA Insured   1,000,000
1,078,920
Duval County MFH Revenue Bonds VRDN, 4.35%,
7/1/25,
  LOC: Household Financial Corp.
3,000,000       3,000,000
State MFH Revenue Bonds, 5.75%, 12/1/07,
  LOC: Heller Financial  300,000   305,751
Sunrise Utility System Revenue Bonds, 5.50%,
10/1/12,
  AMBAC Insured          1,000,000 1,039,090

Georgia - 7.7%
Atlanta Water and Wastewater Revenue Bonds,
5.50%, 11/1/14,
  FGIC Insured           2,000,000 2,069,140
Fulton County Building Authority Zero Coupon
  Revenue Bonds, 1/1/11  2,870,000 1,574,166
GO Bonds, 5.25%, 10/1/14 1,200,000 1,218,828

Hawaii - 0.3%
Hawaii State Department of Budget and
Finance Revenue Bonds
  VRDN, 4.50%, 12/01/21,
  LOC: Union Bank California       200,000
200,000

Indiana - 1.7%
Frankfort Economic Development Revenue Bonds
VRDN,
  5.35%, 1/1/23,
  LOC: Dai-Ichi Kangyo Bank     1,100,000
1,100,000

Kentucky - 2.5%
Glasgow Industrial Building Revenue Bonds
VRDN, 5.425%, 6/1/20,
  LOC: Bank Tokyo Mitsubishi    1,600,000
1,600,000

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Louisiana - 0.6%
Public Facility Authority Student Loan
Revenue Bonds,
  6.50%, 3/1/02          $330,000 $342,682

Maryland - 6.0%
Cambridge Economic Development Authority
Revenue Bonds,
  7.25%, 4/1/04          735,000   775,638
Cecil County Health Department
  COPs, 7.875%, 7/1/14   1,176,000 1,258,320
Prince Georges County Economic Development
Authority Revenue
  Bonds, 5.68%, 8/1/11, LOC: First National
Bank of Maryland,
  (Tender 1/1/01 @100)   1,747,800 1,768,074

Massachusetts - 1.6%
Special Obligation Revenue Bonds,
  5.50%, 6/1/13          1,000,000 1,034,430

Michigan - 6.1%
Detroit Water Supply Revenue Bonds, 6.00%,
  7/1/14, MBIA Insured   1,000,000 1,082,620
Higher Education Facilities Authority
Revenue Bonds:
  6.00%, 11/1/03         1,545,000 1,601,099
  7.00%, 11/1/05         610,000   678,576
Oakland County Economic Development Corp.
Limited Obligation
  Revenue Bonds, Cranbrook Educational
Community,
  6.375%, 11/1/14        500,000   544,740

New Jersey - 3.6%
Transportation Authority Revenue Bonds,
6.50%, 6/15/11,
  MBIA Insured           2,000,000 2,257,900

New York - 12.0%
Long Island Power Authority Electric System
Revenue Bonds,
  5.50%, 12/1/13, FSA Insured   1,000,000
1,030,130
New York City Transitional Finance Authority
Revenue Bonds,
  5.25%, 5/1/14          2,815,000 2,803,318
Orange County IDA VRDN,
  5.115%, 12/1/05, LOC: Summit Bank
1,795,000       1,795,000
State Environmental Pollution Control
Revenue Bonds,
  5.70%, 1/15/12         500,000   522,450
State Local Government Assistance Corp.
Revenue Bonds,
  6.00%, 4/1/14          1,000,000 1,083,760
Westchester County IDA Civic Facility
  Revenue Bonds, 6.25%, 4/1/05    395,000
409,477

Pennsylvania - 0.4%
Allegheny County Higher Education Building
Authority Revenue
  Bonds, 6.00%, 2/15/08  230,000   241,663

South Dakota - 1.7%
Heartland Consumers Power District Revenue
Bonds, 6.00%, 1/1/12,
  FSA Insured            1,000,000 1,079,560

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Tennessee - 1.6%
Shelby County Tennessee GO Bonds,
  5.25%, 4/1/13          $1,000,000 $1,011
,650

Texas - 6.5%
Harris County GO Bonds, 5.75%, 10/1/14
2,000,000       2,119,020
Harris County IDA VRDN, 5.35%, 8/1/01,
  LOC: Sakura Bank       2,000,000 2,000,000

Virginia - 7.4%
Arlington County Community Housing Finance
Revenue Bonds,
  6.00%, 12/01/09        273,404   273,404
Hampton GO Bonds, 5.00%, 1/15/13
1,500,000       1,478,220
Richmond Metropolitan Authority Expressway
Revenue Bonds,
  5.25%, 7/15/12, FGIC Insured  1,000,000
1,012,230
Southeastern Public Service Authority
  Revenue Bonds, 5.00%, 7/1/15  2,000,000
1,948,420

Washington - 1.6%
Snohomish County School District 2 GO Bonds,
  5.00%, 12/1/07         1,000,000 1,008,850

Wisconsin - 6.9%
GO Bonds:
  5.50%, 11/1/12         2,000,000 2,076,580
  5.50%, 11/1/13         2,255,000 2,338,796

Other - 11.2%
Fort Mojave Indian Tribe of Arizona,
California and Nevada Public
  Facilities Combined LO and Revenue Bonds
  Adjustable Rate and Tender Series of 1993,
  10.75%, 12/1/18        430,020   430,020
Puerto Rico Commonwealth Highway and
Transportation
  Revenue Bonds, AMBAC Insured:
     5.50%, 7/1/12       1,000,000 1,045,430
     5.50%, 7/1/13       2,000,000 2,087,520
Puerto Rico Electric Power Authority Revenue
Bonds, 5.25%, 7/1/13,
  MBIA Insured           2,000,000 2,024,880
Puerto Rico GO Bonds, 5.50%, 7/1/13
1,500,000       1,545,870

     Total Municipal Obligations (Cost
$63,166,204)             62,636,870

Options Purchased - 0.1% Contracts
Put Options on September U.S. Treasury Bond
Futures, Expiration
  8/20/99, Strike Price 114             12
75,000

     Total Options (Premium $72,875)
75,000


       TOTAL INVESTMENTS
       (Cost & Premium $63,239,079) - 98.6%
62,711,870
       Other assets and liabilities, net -
1.4%   910,156
       Net Assets - 100%        $63,622,026

NET ASSETS CONSIST OF:
Paid-in capital applicable to 6,159,393
outstanding Class A shares
  of common stock, $0.01 par value with
250,000,000
  Class A shares authorized
$63,796,537
Undistributed net investment income (loss)
24,347
Accumulated net realized gain (loss) on
investments              328,351
Net unrealized appreciation (depreciation)
on investments           (527,209)

     Net Assets                 $63,622,026

     Net Asset Value Per Share
$10.33



See notes to financial statements.

CALIFORNIA PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1999

                         Principal
Municipal Obligations - 98.1%       Amount
Value
California - 90.4%
Anaheim Public Financing Authority Lease
Revenue Bonds,
  6.00%, 9/1/14, FSA Insured    $1,000,000
$1,093,070
Fontana COPs VRDN, 5.00%, 7/1/21 LOC:
Sumitomo
  Trust & Banking        1,400,000 1,400,000
GO Bonds, 6.25%, 9/1/12  1,000,000 1,116,370
Los Angeles MFH Revenue Bonds,
  5.85%, 12/1/27         3,000,000 3,235,410
Los Angeles School District GO Bonds, 6.00%,
  7/1/11, FGIC Insured   2,360,000 2,575,539
Marin County Housing Authority VRDN, 5.65%,
10/15/29,
  LOC: Dai-Ichi Kangyo Bank     1,850,000
1,850,000
Metropolitan Water District GO Bonds,
  5.25%, 3/1/13          1,000,000 1,016,270
Orange County Local Transportation Authority
Sales Tax
  Revenue Bonds, 6.00%, 2/15/09 1,000,000
1,090,760
Port of Oakland Revenue Bonds, 7.00%,
11/1/02,
  MBIA Insured           1,000,000 1,088,510
Sacramento COPs:
  6.75%, 3/1/02          409,444   416,028
  6.50%, 1/1/04          984,781 1,012,444
Sacramento City Financing Authority Revenue
Bonds,
  5.00%, 11/1/14         1,000,000 975,880
San Diego County Water Authority
  COPs, 5.75%, 5/1/11    1,000,000 1,068,160
San Jose Redevelopment Agency Allocation
Bonds, 6.00%, 8/1/09,
  MBIA Insured           1,000,000 1,094,170
San Mateo County Transit District Sales Tax
  Revenue Bonds, 5.25%, 6/1/15,
  MBIA Insured           1,000,000 1,010,730
Santa Clara Financing Authority Lease
Revenue Bonds, 6.00%,
  11/15/12, AMBAC Insured       2,000,000
2,193,220
Southern California Public Power Authority
Revenue Bonds,
  6.75%, 7/1/13, FSA Insured    1,800,000
2,098,602
Southern California Rapid Transit District
Special Assessment Bonds,
  5.90%, 9/1/07, AMBAC Insured  1,000,000
1,087,910
State Department of Water Resources Revenue
Bonds,
  6.00%, 12/1/10         1,000,000 1,098,040
State Public Works Lease Revenue Bonds,
5.625%, 3/1/16,
  AMBAC Insured          1,000,000 1,030,680
Statewide Commmunity Development Authority
MFH
  Revenue Bonds VRDN, 3.80%, 7/1/27,
  LOC: Banque Paribas    900,000   900,000
Statewide Development Authority MFH Revenue
Bonds,
  8.50%, 11/1/00         601,000   607,719
Walnut Valley Unified School District GO
Bonds, 6.10%, 8/1/08,
  AMBAC Insured          1,000,000 1,104,850

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Territories - 7.7%
Guam Government LO Revenue Bonds, 5.50%,
  11/1/08, AMBAC Insured $1,000,000 $1,051
,340
Puerto Rico Commonwealth Highway and
Transportation
  Revenue Bonds, 5.50%, 7/1/13,
  AMBAC Insured          1,465,000 1,529,108

     Total Municipal Obligations (Cost
$32,400,406)             32,744,810


Options Purchased - 0.1% Contracts
Put Options on September U.S. Treasury Bond
Futures,
  Expiration 8/20/99, Strike Price 114
12   37,500

     Total Options (Premium $35,656)
37,500


       TOTAL INVESTMENTS
       (Cost and Premium $32,436,062) -
98.2%         32,782,310
Other assets and liabilities, net - 1.8%
599,774
       Net Assets - 100%        $33,382,084


NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,224,477
outstanding Class A shares
  of common stock, $0.01 par value with
250,000,000
  Class A shares authorized
$33,445,654
Undistributed net investment income (loss)
16,321
Accumulated net realized gain (loss) on
investments              (426,139)
Net unrealized appreciation (depreciation)
on investments           346,248

       Net Assets               $33,382,084

       Net Asset Value Per Share
$10.35

See notes to financial statements.

MARYLAND PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1999

                         Principal
Municipal Obligations - 97.5%       Amount
Value
Maryland - 72.7%
Anne Arundel County GO Bonds, 5.125%,
  4/15/09                        $500,000
$506,080
Baltimore City GO Bonds:
  8.90%, 10/15/99, MBIA Insured   385,000
391,114
  6.00%, 10/15/04, AMBAC Insured
500,000           535,900
Cambridge Economic Development Revenue
Bonds,
  7.25%, 4/1/04          665,000   701,768
Carroll County GO Bonds, 6.25%, 11/1/08,
  (Prerefunded 11/1/01 @ 102)     400,000
427,056
Cecil County GO Bonds, 5.10%, 12/1/07,
  FGIC Insured           500,000   509,565
Cecil County Health Department COPs,
  7.875%, 7/1/14         430,000   460,100
Charles County GO Bonds, 5.00%, 3/1/09
615,000           620,991
GO Bonds:
  4.75%, 3/1/08          700,000  699,958
5.00%, 8/1/11            500,000   500,700
Harford County GO Bonds, 5.50%, 12/01/07
500,000          526,465 Health & Higher
Education Facilities Authority
  Revenue Bonds, 6.00%, 7/1/10    300,000
325,416
Housing & Community Development Revenue
Bonds,
  5.05%, 4/1/08          500,000   502,630
Howard County GO Bonds, 5.25%, 8/15/05
400,000           416,752
State Economic Development Authority Revenue
Bonds,
  8.625%, 10/1/19        500,000   571,725
Washington Suburban Sanitary District
Revenue
  Bonds, 5.00%, 6/1/09   500,000   504,655

Territories - 24.8%
Puerto Rico Aqueduct & Sewer Authority
Revenue Bonds,
  6.00%, 7/1/09, AMBAC Insured    500,000
545,560 Puerto Rico Commonwealth Highway and
Transportation Revenue Bonds:5.50%, 7/1/12,
AMBAC Insured            700,000   731,801
     6.25%, 7/1/13, MBIA Insured
1,000,000       1,118,360
Puerto Rico Electric Power Authority VRDN,
3.38%, 7/1/22,
  BPA: Societe Generale, MBIA Insured
400,000           400,000

       TOTAL INVESTMENTS
       (Cost $10,830,342) - 97.5
10,996,596
       Other assets and liabilities, net -
2.5%   278,862
       Net Assets - 100%        $11,275,458

NET ASSETS CONSIST OF:
Paid-in capital applicable to 2,250,971
outstanding Class A shares
  of common stock, $0.01 par value with
250,000,000
  Class A shares authorized
$11,231,530
Undistributed net investment income (loss)
13,113
Accumulated net realized gain (loss) on
investments              (135,439)
Net unrealized appreciation (depreciation)
on investments           166,254

     Net Assets                 $11,275,458

     Net Asset Value Per Share
$5.01




See notes to financial statements.

VIRGINIA PORTFOLIO
STATEMENT OF Net assets
June 30, 1999

                         Principal
Municipal Obligations - 98.0%       Amount
Value
Virginia - 85.9%
Arlington County Community Housing Finance
Revenue Bonds,
  6.00%, 12/01/09        $487,000 $487,721
Arlington County GO Bonds, 6.00%, 6/1/11
1,000,000       1,091,760
Blue Ridge Regional Jail Facility Revenue
Bonds, 5.25%, 12/1/08,
   MBIA Insured          500,000   510,785
Chesapeake Bay Bridge and Tunnel Revenue
Bonds, 5.50%, 7/1/06,
  FGIC Insured           450,000   470,723
Fairfax County IDA Revenue Bonds:
  5.50%, 8/15/08         500,000   518,850
  4.60%, 8/15/09         460,000   440,343
Fairfax County Revenue Bonds, 5.0%, 6/01/06
750,000           767,580
Hampton City GO Bonds, 5.90%, 1/15/07
400,000           431,392
Hanover County IDA Revenue Bonds, 5.30%,
8/15/07,
  MBIA Insured           500,000   514,595
Henrico County IDA Revenue VRDN, 3.85%,
10/1/00,
  LOC: Tokai Bank        1,700,000 1,700,000
Loudon County GO Bonds, 5.25%, 12/1/13
500,000           505,020
Metropolitan Washington Airport Authority
Revenue Bonds,
  5.60%, 10/1/06, MBIA Insured    300,000
314,718
Northern Virginia Transportation District
Revenue Bonds,
  5.125%, 5/15/10        500,000   502,270
Peninsula Ports Health System Revenue Bonds,
  6.00%, 7/1/01          300,000   310,212
Riverside Regulatory Jail Authority Revenue
Bonds, 5.70%, 7/1/08,
  MBIA Insured           450,000   472,990
State GO Bonds, 5.00%, 6/1/07     500,000
511,130
State Housing Authority Revenue Bonds,
  6.75%, 7/1/11          120,000   120,011
State MFH Revenue Bonds, 5.85%, 5/1/08
500,000           533,065
State Public Building Authority Facilities
Revenue Bonds,
  5.00%, 8/1/10          600,000   597,954
State Public Building Authority Revenue
Bonds, Series 1992 A,
  6.00%, 8/1/03          400,000   418,132
State Public School Authority Revenue Bonds,
Series 1994 A,
  6.00%, 8/1/03          200,000   212,070
University of Virginia Revenue Bonds,
  5.125%, 6/1/12         1,040,000 1,039,470
Virginia Beach GO Bonds, 5.40%, 7/15/08
340,000           352,240
Washington County IDA Revenue Bonds,
  5.625%, 7/1/02         320,000   327,053
Winchester IDA Revenue Bonds,
  6.05%, 10/1/05, Asset Guaranty Insured
300,000           321,864

                         Principal
Municipal Obligations - (Cont'd)
Amount Value
Territories - 12.1%
Puerto Rico Aqueduct & Sewer Authority
Revenue Bonds,
  6.00%, 7/1/09, AMBAC Insured   $500,000
$545,560
Puerto Rico Commonwealth Highway and
Transportation Revenue Bonds:
  5.50%, 7/1/12, AMBAC Insured    700,000
731,801
  5.50%, 7/1/13          500,000   515,290
Puerto Rico Commonwealth Infrastructure
Revenue Bonds
  VRDN, 3.54%, 7/01/08,
  BPA: Bank of America, AMBAC Insured100,000
100,000

       TOTAL INVESTMENTS
       (Cost $15,292,173) - 98.0%
15,364,599
       Other assets and liabilities, net -
2.0%   311,913
       Net Assets - 100%        $15,676,512

NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,108,131
outstanding Class A shares
  of common stock, $0.01 par value with
250,000,000
  Class A shares authorized
$15,646,467
Undistributed net investment income (loss)
16,117
Accumulated net realized gain (loss) on
investments              (58,498)
Net unrealized appreciation (depreciation)
on investments            72,426

     Net Assets                 $15,676,512

     Net Asset Value Per Share
$5.04



Abbreviations:
AMBAC: American Municipal Bond Assurance
Corp.
COPs : Certificates of Participation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Advisor
GO: General Obligation
IDA: Industrial Development Authority
LO: Limited Obligation
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

Explanation of Guarantees:
GA: Guaranty Agreement
LOC: Letter of Credit
INSUR: Insurance
TOA: Tender Option Agreement

See notes to financial statements.

Statements of Operations
Six months ended June 30, 1999

                         NationalCalifornia
Net Investment Income    PortfolioPortfolio
Investment Income
  Interest income        $1,640,671$851,471

Expenses
  Investment advisory fee          199,893
105,033
  Transfer agency fees and expenses
23,093 11,832
  Accounting fees          8,352     5,906
  Directors' fees and expenses       2,744
1,492
  Administrative fees     32,225    15,426
  Custodian fees           7,675     5,209
  Registration fees       10,646     2,718
  Reports to shareholders            6,211
3,002
  Professional fees       14,145     7,447
  Miscellaneous            3,531     1,638
       Total expenses    308,515   159,703
       Fees paid indirectly        (9,179)
(5,114)
          Net expenses   299,336   154,589

       Net Investment Income     1,341,335
696,882

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on securities
328,351           175,500

Change in unrealized appreciation
  or (depreciation)      (2,996,032)(1,424
,600)

       Net Realized and Unrealized
       Gain (Loss) on Investments
(2,667,681)   (1,249,100)

       Increase (Decrease) in Net Assets
       Resulting from Operations
$(1,326,346)   $(552,218)

See notes to financial statements.

Statements of Operations
Six months ended June 30, 1999

                         Maryland Virginia
Net Investment Income    PortfolioPortfolio
Investment Income
  Interest income        $294,198 $346,801

Expenses
  Investment advisory fee           35,487
43,143
  Transfer agency fees and expenses
7,400  11,372
  Accounting fees          3,972     4,246
  Directors' fees and expenses         508
625
  Administrative fees      3,961     4,907
  Custodian fees           2,861     3,665
  Registration fees        1,849     1,176
  Reports to shareholders            1,486
1,506
  Professional fees        2,501     3,050
  Miscellaneous              821       942
       Total expenses     60,846    74,632
       Fees paid indirectly        (2,717)
(2,102)
          Net expenses    58,129    72,530

       Net Investment Income       236,069
274,271

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on securities
13,523 3,003

Change in unrealized appreciation
  or (depreciation)      (464,174)(602,334)

       Net Realized and Unrealized
       Gain (Loss) on Investments
(450,651)       (599,331)

       Increase (Decrease) in Net Assets
       Resulting from Operations
$(214,582)     $(325,060)

See notes to financial statements.

National Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $1,341,335$2,756,
891
  Net realized gain (loss)         328,351
1,920,349
  Change in unrealized appreciation
  or (depreciation)      (2,996,032)(1,011
,208)

       Increase (Decrease) in Net Assets
       Resulting from Operations
(1,326,346)     3,666,032

Distributions to shareholders from:
  Net investment income  (1,331,213)(2,804
,195)
  Net realized gain      (351,929)(548,194)
     Total distributions (1,683,142)(3,352
,389)

Capital share transactions:
  Shares sold            6,922,70814,703,281
  Shares issued from mergers (Note A)
---- 24,529,727
  Reinvestment of distributions  1,408,009
2,734,125
  Shares redeemed        (12,763,706)(20,1
49,637)
     Total capital share transactions
(4,432,989)    21,817,496

Total Increase (Decrease) in Net Assets
(7,442,477)    22,131,139

Net Assets
Beginning of period      71,064,50348,933,
364
End of period (including undistributed net
  investment income of $24,347 and
  $14,225, respectively) $63,622,026$71,06
4,503

Capital Share Activity
Shares sold                        643,750
1,358,355
Shares issued from mergers (Note A)
---- 2,288,901
Reinvestment of distributions      132,096
253,141
Shares redeemed          (1,186,927)(1,865
,402)
  Total capital share activity   (411,081)
2,034,995

See notes to financial statements.

California Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $696,882$1,446,231
  Net realized gain (loss)         175,500
243,240
  Change in unrealized appreciation
  or (depreciation)      (1,424,600)128,889

       Increase (Decrease) in Net Assets
       Resulting from Operations
(552,218)       1,818,360

Distributions to shareholders from
  Net investment income  (699,969)(1,478,5
31)

Capital share transactions:
  Shares sold            1,302,8458,557,713
  Reinvestment of distributions    510,207
1,082,093
  Shares redeemed        (4,142,181)(8,101
,211)
     Total capital share transactions
(2,329,129)     1,538,595

Total Increase (Decrease) in Net Assets
(3,581,316)     1,878,424

Net Assets
Beginning of period      36,963,40035,084,
976
End of period (including undistributed
  net investment income of $16,321
  and $19,408, respectively)    $33,382,084
$36,963,400

Capital Share Activity
Shares sold                        121,779
798,741
Reinvestment of distributions       47,987
101,599
Shares redeemed          (387,445)(757,935)
  Total capital share activity   (217,679)
142,405


See notes to financial statements.

Maryland Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $236,069 $511,945
  Net realized gain (loss)          13,523
141,854
  Change in unrealized appreciation
   or (depreciation)     (464,174)(64,237)

       Increase (Decrease) in Net Assets
       Resulting from Operations
(214,582)         589,562

Distributions to shareholders from
  Net investment income  (237,110)(520,348)

Capital share transactions:
  Shares sold            559,496 2,659,203
  Reinvestment of distributions    200,976
433,569
  Shares redeemed        (1,198,301)(3,434
,067)
     Total capital share transactions
(437,829)       (341,295)

Total Increase (Decrease) in Net Assets
(889,521)       (272,081)

Net Assets
Beginning of period      12,164,97912,437,
060
End of period (including undistributed
  net investment income of $13,113
  and $14,154, respectively)    $11,275,458
$12,164,979

Capital Share Activity
Shares sold                        108,211
515,343
Reinvestment of distributions       39,083
83,842
Shares redeemed          (232,235)(663,691)
  Total capital share activity    (84,941)
(64,506)

See notes to financial statements.

Virginia Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear Ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $274,271 $566,684
  Net realized gain (loss)           3,003
153,162
  Change in unrealized appreciation
   or (depreciation)     (602,334)(25,744)

       Increase (Decrease) in Net Assets
       Resulting from Operations
(325,060)         694,102

Distributions to shareholders from
  Net investment income  (273,832)(564,133)

Capital share transactions:
  Shares sold            2,911,0622,111,352
  Reinvestment of distributions    249,112
530,051
  Shares redeemed        (1,323,570)(1,874
,183)
     Total capital share transactions
1,836,604         767,220

Total Increase (Decrease) in Net Assets
1,237,712         897,189

Net Assets
Beginning of period      14,438,80013,541,
611
End of period (including undistributed
  net investment income of $16,117
  and $15,678, respectively)    $15,676,512
$14,438,800

Capital Share Activity
Shares sold                        565,907
405,658
Reinvestment of distributions       48,007
101,991
Shares redeemed          (253,664)(361,378)
  Total capital share activity     360,250
146,271



See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies
General: The Calvert Municipal Fund is
comprised of four Municipal Intermediate
Portfolios: National, California, Maryland, and Virginia. Each of the Portfolios, collectively the "Fund," are registered under the Investment Company Act of 1940 as open-end management investment companies.
The operations of each Portfolio are
accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%.

On March 31, 1998, the net assets of First
Variable Rate for Government Income, Florida
Intermediate Portfolio and Calvert Municipal
Fund's Michigan Portfolio and New York
Intermediate Portfolios merged into Calvert
Municipal Fund National Intermediate
Portfolio. The acquisition was accomplished by a tax-free exchange of 1,625,516 shares of the National Portfolio (valued at $17,458,044) for 1,308,624 shares of Florida
Portfolio, 893,727 shares of Michigan
Portfolio, and 1,233,997 shares of New York
Intermediate Portfolios outstanding at March
31, 1998. The Florida Portfolio's net assets at that date, including $15,706 of unrealized appreciation and $3,480 of realized loss, were combined with those of the National Portfolio. The Michigan
Portfolio's net assets at that date,
including $202,434 of unrealized
appreciation and $107,674 of realized loss were combined with those of the National
Portfolio. The New York Portfolio's net
assets at that date, including $97,040 of unrealized appreciation and $1,071 of realized loss were combined with those of the National Portfolio. The aggregate net assets of the National Portfolio, Florida
Portfolio, Michigan Portfolio, and New York
Portfolio immediately before the acquisition were $49,805,260, $6,582,381, $4,656,320 and
$6,219,343, respectively.

On April 24, 1998, the net assets of the Calvert Municipal Fund's Arizona and
Pennsylvania Intermediate Portfolios merged into Calvert Municipal Fund National
Intermediate Portfolio. The acquisition was accomplished by a tax-free exchange of 663,385 shares of the National Portfolio
(valued at $7,071,683) for 480,634 shares of Arizona Portfolio and 944,242 shares of Pennsylvania Portfolio outstanding at April
24, 1998. The Arizona Portfolio's net assets at that date, including $10,493 of unrealized appreciation and $1,029 of realized loss, were combined with those of the National Portfolio. The Pennsylvania
Portfolio's net assets at that date,
including $21,951 of unrealized appreciation and $2,521 of realized loss were combined with those of the National Portfolio. The aggregate net assets of the National
Portfolio, Arizona Portfolio and
Pennsylvania Portfolio immediately before the acquisition were $66,384,068, $2,359,913 and $4,711,770, respectively.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system
(which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Options: The Fund may write or purchase
options. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly.
Distributions from net realized capital
gains, if any, are paid at least annually.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding
Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first
$500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $42,774, $22,869, $9,545, and $11,704 were payable at period end for National, California,
Maryland and Virginia, respectively.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio.
Under terms of the agreement, $5,072,
$2,202, $291, and $496 were payable at
period end for National, California,
Maryland and Virginia, respectively.

Calvert Distributors, Inc. ("CDI"), an
affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by the Fund, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% for each Portfolio.
The Distributor currently does not charge any Distribution Plan expenses. For the six months ended June 30, 1999, CDI received sales charges in excess of the dealer reallowance of $7,680, $7,416, $1,905, and
$1,872 for the National, California,
Maryland, and Virginia Portfolios,
respectively.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received fees of
$4,201, $2,095, $1,237, and $809 for the six
months ended June 30, 1999 for National,
California, Maryland, and Virginia,
respectively. Under the terms of the
agreement, $559, $336, $216, and $125 were
payable at period end for National,
California, Maryland, and Virginia,
respectively. National Financial Data
Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served.

Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were:

        National        California Maryland
Virginia
Purchases:      $13,123,667    $1,069,500
$0      $765,352
Sales:  19,968,507      3,425,661  351,464
323,003

The cost of investments owned at June 30, 1999 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table below presents the components of net unrealized appreciation (depreciation) as of June 30, 1999, and the net capital loss carryforwards as of December 31, 1998 with expiration dates.

       Unrealized        UnrealizedCapital
Loss   Expiration
       Appreciation      DepreciationCarry
forwards        Dates
National        $619,021 $1,146,230     --
--
California      625,213  278,965   $163,067
12/31/02
                         438,572   12/31/03
Maryland        259,431  93,177    148,962
12/31/02
Virginia        255,092  182,666   51,3971
2/31/02
                         10,106    12/31/03

Capital loss carryfowards may be utilized to offset current and future capital gains until expiration. As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight
Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

National Portfolio
Financial Highlights

                         Periods Ended
                 June 30,Dec. 31,  Dec.31,
                     1999   1998      1997
Net asset value, beginning$10.82    $10.79
$10.56
Income from investment operations
  Net investment income.21   .45       .50
  Net realized and unrealized
     gain (loss)    (.43)    .13       .23
     Total from investment
       operations   (.22)    .58       .73
Distributions from
  Net investment income(.21)(.46)    (.50)
  Net realized gains(.06)  (.09)        --
     Total distributions(.27)(.55)   (.50)
Total increase (decrease) in net
  asset value       (.49)    .03       .23
Net asset value, ending$10.33$10.82 $10.79

Total return *    (2.10%)  5.46%     7.11%
Ratios to average net assets:
  Net investment income4.03% (a)     4.17%
4.71%
  Total expenses +.93% (a)  .97%      .97%
  Net expenses   .90% (a)   .94%      .94%
Portfolio turnover    24%    44%       29%
Net assets, ending (in thousands)  $63,622
$71,065           $48,933
Number of shares outstanding,
  ending (in thousands)6,1596,570    4,535

                         Years Ended
                 Dec. 31,Dec. 31, Dec. 31,
1996 1995            1994
Net asset value, beginning$10.62     $9.81
$10.42
Income from investment operations
  Net investment income.50   .51       .50
  Net realized and unrealized
     gain (loss)    (.06)    .80     (.62)
     Total from investment
       operations     .44   1.31     (.12)
Distributions from
  Net investment income(.50)(.50)    (.49)
  Net realized gains   --     --        --
     Total distributions(.50)(.50)   (.49)
Total increase (decrease) in net
  asset value       (.06)    .81     (.61)
Net asset value, ending$10.56$10.62  $9.81

Total return *      4.32% 13.64%   (1.18%)
Ratios to average net assets:
  Net investment income4.83%4.97%    4.88%
  Total expenses +  1.04%   .96%        --
  Net expenses      1.01%   .94%      .69%
  Expenses reimbursed----     --      .32%
Portfolio turnover    23%    57%      122%
Net assets, ending (in thousands)  $45,612
$40,146           $36,159
Number of shares outstanding,
  ending (in thousands)4,3193,780    3,686

California Portfolio
Financial Highlights

                         Periods Ended
                 June 30,Dec. 31, Dec. 31,
                     1999   1998      1997
Net asset value, beginning$10.74    $10.63
$10.44
Income from investment operations
  Net investment income.21   .45       .49
  Net realized and unrealized
     gain (loss)    (.39)    .12       .18
     Total from investment
       operations   (.18)    .57       .67
Distributions from
  Net investment income(.21)(.46)    (.48)
Total increase (decrease) in net
  asset value       (.39)    .11       .19
Net asset value, ending$10.35$10.74 $10.63

Total return *    (1.69%)  5.51%     6.61%
Ratios to average net assets:
  Net investment income3.98% (a)     4.23%
4.64%
  Total expenses +.91% (a)  .90%      .91%
  Net expenses   .88% (a)   .88%      .88%
Portfolio turnover     3%    12%       48%
Net assets, ending (in thousands)  $33,382
$36,963           $35,085
Number of shares outstanding,
  ending (in thousands)3,2243,442    3,300

                         Years Ended
                 Dec. 31,Dec. 31, Dec. 31,
                     1996   1995      1994
Net asset value, beginning$10.51     $9.81
$10.56
Income from investment operations
  Net investment income.48   .47       .48
  Net realized and unrealized
     gain (loss)    (.07)    .69     (.76)
     Total from investment
       operations     .41   1.16     (.28)
Distributions from
  Net investment income(.48)(.46)    (.47)
  Net realized gains ----     --        --
  Total distributions----  (.46)     (.47)
Total increase (decrease) in net
  asset value       (.07)    .70     (.75)
Net asset value, ending$10.44$10.51  $9.81

Total return *      4.04% 12.07%   (2.57%)
Ratios to average net assets:
  Net investment income4.59%4.59%    4.67%
  Total expenses +   .97%   .91%        --
  Net expenses       .94%   .89%      .76%
  Expenses reimbursed----     --      .13%
Portfolio turnover    25%    47%       68%
Net assets, ending (in thousands)  $35,693
$34,424           $34,111
Number of shares outstanding,
  ending (in thousands)3,4193,276    3,476

Maryland Portfolio
Financial Highlights

                         Periods Ended
                 June 30,Dec. 31, Dec. 31,
                     1999   1998      1997
Net asset value, beginning $5.21     $5.18
$5.03
Income from investment operations
  Net investment income.10   .21       .23
  Net realized and unrealized
     gain (loss)    (.20)    .04       .15
     Total from investment
       operations   (.10)    .25       .38
Distributions from
  Net investment income(.10)(.22)    (.23)
Total increase (decrease) in net
  asset value       (.20)    .03       .15
Net asset value, ending$5.01$5.21    $5.18

Total return *    (1.89%)  4.88%     7.68%
Ratios to average net assets:
  Net investment income3.99% (a)     4.13%
4.48%
  Total expenses +1.03% (a) .97%      .99%
  Net expenses   .98% (a)   .93%      .92%
  Expenses reimbursed-----------    ------
Portfolio turnover     0%    24%       13%
Net assets, ending (in thousands)  $11,275
$12,165           $12,437
Number of shares outstanding,
  ending (in thousands)2,2512,336    2,400

                         Years Ended
                 Dec. 31,Dec. 31, Dec. 31,
                     1996   1995      1994
Net asset value, beginning $5.06     $4.67
$5.05
Income from investment operations
  Net investment income.23   .24       .24
  Net realized and unrealized
     gain (loss)    (.04)    .39     (.39)
     Total from investment
       operations     .19    .63     (.15)
Distributions from
  Net investment income(.22)(.24)    (.23)
Total increase (decrease) in
  net asset value   (.03)    .39     (.38)
Net asset value, ending$5.03$5.06    $4.67

Total return *      3.96% 13.66%   (2.94%)
Ratios to average net assets:
  Net investment income4.59%4.87%    5.01%
  Total expenses +  1.00%   .51%      ----
  Net expenses       .94%   .48%      .17%
  Expenses reimbursed.04%   .43%      .86%
Portfolio turnover     8%    11%       77%
Net assets, ending (in thousands)  $12,023
$9,411 $7,429
Number of shares outstanding,
  ending (in thousands)2,3381,860    1,589

Virginia Portfolio
Financial Highlights

                         Periods Ended
                 June 30,Dec. 31, Dec. 31,
                     1999   1998      1997
Net asset value, beginning $5.25     $5.21
$5.10
Income from investment operations
  Net investment income.10   .21       .22
  Net realized and unrealized
     gain (loss)    (.21)    .04       .11
     Total from investment
       operations   (.11)    .25       .33
Distributions from
  Net investment income(.10)(.21)    (.22)
Total increase (decrease) in net
  asset value       (.21)    .04       .11
Net asset value, ending$5.04$5.25    $5.21

Total return*            (2.19%)     4.88%
6.71%
Ratios to average net assets:
  Net investment income3.81% (a)     4.03%
4.38%
  Total expenses +1.04% (a) .97%      .96%
  Net expenses  1.01% (a)   .93%      .88%
  Expenses reimbursed----     --        --
Portfolio turnover     2%    36%        8%
Net assets, ending (in thousands)  $15,677
$14,439           $13,542
Number of shares outstanding,
  ending (in thousands)3,1082,748    2,602

                         Years Ended
                 Dec. 31,Dec. 31, Dec. 31,
                     1996   1995      1994
Net asset value, beginning $5.13     $4.74
$5.06
Income from investment operations
  Net investment income.22   .24       .23
  Net realized and unrealized
     gain (loss)    (.03)    .39     (.32)
     Total from investment
       operations     .19    .63     (.09)
Distributions from
  Net investment income(.22)(.24)    (.23)
Total increase (decrease) in net
  asset value       (.03)    .39     (.32)
Net asset value, ending$5.10$5.13    $4.74

Total return*              3.82%    13.54%
(2.04%)
Ratios to average net assets:
  Net investment income4.35%4.86%    4.87%
  Total expenses +  1.00%   .54%      ----
  Net expenses       .92%   .51%      .19%
  Expenses reimbursed 03%   .38%      .86%
Portfolio turnover     4%    11%      65%%
Net assets, ending (in thousands)  $12,618
$7,295 $5,866
Number of shares outstanding,
  ending (in thousands)2,4751,423    1,239

(a)  Annualized
* Total return does not reflect deduction of front-end sales charge.
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

A special meeting of shareholders was
scheduled for February 24, 1999. There were several proposals voted upon at the meeting.
A brief description of each proposal and the number of votes received for, against, and votes to abstain is shown below. All proposals were passed.

Proposal 1 - To elect the Board of Trustees.

               National
California
Nominees       For   Against  For   Against
Richard L. Baird, Jr.         4,024,536
383,258        1,701,486      758,068
Frank H. Blatz, Jr.  4,030,546      377,248
1,706,248      753,306
Frederick T. Borts   3,997,838      409,956
1,707,069      752,485
Charles E. Diehl     4,031,349      376,445
1,693,685      765,869
Douglas E. Feldman   4,025,954      381,840
1,707,323      752,231
Peter W. Gavian      4,031,756      376,038
1,707,069      752,485
John G. Guffey, Jr.  4,031,756      376,038
1,706,829      752,725
Barbara J. Krumsiek  4,031,756      376,038
1,706,195      753,359
M. Charito Kruvant   4,031,756      376,038
1,707,563      751,991
Arthur J. Pugh 4,031,756      376,038
1,707,563      751,991
David R. Rochat      4,031,756      376,038
1,707,563      751,991
D. Wayne Silby 4,031,756      376,038
1,707,563      751,991

               Maryland            Virginia
Nominees             ForAgainst    ForAg
ainst
Richard L. Baird, Jr.  1,469,323   66,8701
,425,509       244,699
Frank H. Blatz, Jr.  1,475,130     61,0631
,409,906       260,302
Frederick T. Borts   1,475,563     60,6301
,443,146       227,062
Charles E. Diehl     1,471,352     64,8411
,444,368       255,840
Douglas E. Feldman   1,444,473     91,7201
,444,368       255,840
Peter W. Gavian      1,471,696     64,4971
,444,368       255,840
John G. Guffey, Jr.  1,471,696     64,4971
,444,368       255,840
Barbara J. Krumsiek  1,476,242     59,5911
,444,368       255,840
M. Charito Kruvant   1,476,242     59,5911
,444,368       255,840
Arthur J. Pugh 1,476,24259,591     1,444,368
255,840
David R. Rochat      1,476,242     59,5911
,444,368       255,840
D. Wayne Silby 1,476,24259,591     1,444,368
255,840

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental;
and (b) to revise the language of those
restrictions that are still required to be fundamental.

       For      Against         Abstain
Broker Non-Vote
National        3,282,435       109,752
124,865         890,742
California      2,112,844       27,722
126,347         192,641
Maryland        1,162,634       35,423
48,459 289,677
Virginia        1,415,264       37,343
124,095         93,506

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

       For      Against         Abstain
National        4,140,563       120,934146
,296
California      2,308,396       26,357124,
800
Maryland        1,465,075       14,99456,123
Virginia        1,612,694       7,84949,663

Proposal 4 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

       For      AgainstAbstain
National        4,238,196 35,734   133,863
California      2,333,847 13,591   112,115
Maryland        1,494,628  1,265    40,298
Virginia        1,610,888 24,367    34,951

Calvert Group and the Year 2000
Plans and Progress


We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format.
Entered as "00," the year 2000 would be
processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps Calvert
Group is taking to ensure our systems
perform reliably.

Step One--Assess Systems and Software.
Develop an Action Plan.
In 1997, we identified all systems,
operating platforms and software potentially affected by the millennium bug. These included:

  Calvert Group systems--portfolio trading, sales contact and reporting and internal management reporting transfer agency systems--shareholder
record-keeping and transaction processing subadvisor systems--investment accounting other third-party data and service systems

We also formed a Y2K task force, led by
Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair
Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize
Contingency Plan.
Testing of transfer agency systems will
continue through 1999 to ensure these remain compliant and continue to interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.

Calvert
Municipal
Fund, Inc.



This report is intended to provide fund
information to shareholders. It is not
authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
















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800-368-2745

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Shareholders: 800-368-2745
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Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Web Site
http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814





Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814